Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues
Revenues	$ 4,430,000	$ 5,446,000	$ 21,618,000	$ 8,495,000
Cost of revenues
Cost of revenues	3,603,000	4,187,000	17,614,000	7,331,000
Gross profit	827,000	1,259,000	4,004,000	1,164,000
Operating expenses
General and administrative	2,884,000	1,606,000	7,513,000	4,300,000
Sales and marketing	143,000	22,000	178,000	81,000
Research and development			19,000	1,000
Total operating expenses	3,027,000	1,628,000	7,710,000	4,382,000
Loss from operations	(2,200,000)	(369,000)	(3,706,000)	(3,218,000)
Change in fair value of SAFE liability			(176,000)
Interest income (expense), net	38,000	(73,000)	(353,000)	(255,000)
Total other income (expense), net	38,000	(73,000)	(522,000)	(255,000)
Loss from operations before income taxes	(2,162,000)	(442,000)	(4,228,000)	(3,473,000)
Income tax expense	0	0		1,000
Net loss	$ (2,162,000)	$ (442,000)	$ (4,228,000)	$ (3,474,000)
Net loss per share, basic (in dollars per share)	$ (0.33)	$ (0.09)	$ (0.8)	$ (0.98)
Net loss per share, diluted (in dollars per share)	$ (0.33)	$ (0.09)	$ (0.8)	$ (0.98)
Weighted average common shares used in computing net loss per share, basic (in shares)	6,619,796	5,000,000	5,258,984	3,545,691
Weighted average common shares used in computing net loss per share, diluted (in shares)	6,619,796	5,000,000	5,258,984	3,545,691